SUBSEQUENT EVENTS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			49 Months Ended	52 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Repayments of Notes Payable		$ 31,000	$ 56,000		$ 32,000	$ 88,000	$ 88,000
Shares issued for services (in shares)	1,293,344
Gross proceeds from notes payable	500,000
Interest expense debt	69,014	25,711					278,274
Numbers of warrants issued	100,000		4,953,226
Number of common stock issued for repayment of notes,value					1,800,032
Shares issued for services	317,460		327,108
Common Stock [Member]
Shares issued for services (in shares)	1,293,334		1,268,746
Number of common stock issued for repayment of notes					22,500,000
Number of common stock issued for repayment of notes,value					22,500
Shares issued for services	1,293		1,269
Convertible Note Payable 4
Interest rate	12.00%		12.00%			12.00%	12.00%
Warrant exercise price	0.01						0.01
Warrant term	5 years						5 years
Maturity date	Jan. 01, 2014		Jan. 01, 2014	[1]
Numbers of warrants issued	506,782
Description of types of equity security converted	each of which allows the lender to purchase one share of the Company’s common stock
Number of common stock issued for repayment of notes	337,855
Subsequent Event [Member]
Shares issued for services (in shares)	600,000		1,061,694
Gross proceeds from notes payable	35,000
Maturity date	May 31, 2014
StockIssued During Period Shares Warrant Exercise	760,282
StockIssued During Period Value Warrant Exercise	7,603
Shares issued for services	78,000
Subsequent Event [Member] | Convertible Note Payable 4
Shares issued in conversion of debt			337,855
Subsequent Event [Member] | Notes Payable Mindnest LLC [Member]
Interest expense debt	2,000
Subsequent Event [Member] | Note Payable Mr. Mark Brooks [Member]
Interest rate	21.00%						21.00%
Warrant exercise price	0.10						0.10
Warrant term	18 months						18 months
Gross proceeds from notes payable	50,000
Numbers of warrants issued	100,000
Subsequent Event [Member] | Blue Citi Financing Convertible Note Payable [Member]
Interest rate	8.00%						8.00%
Warrant term	5 years						5 years
Gross proceeds from notes payable	124,300
Maturity date	May 05, 2015
Numbers of warrants issued	310,750
Description of types of equity security converted	The unpaid outstanding balance may be converted at fifty-eight percent (58%) of the lowest trade price in the twenty (20) days prior to conversion
Repayments of notes payable	125,067
Subsequent Event [Member] | 31 Group Financing Convertible Note Payable [Member]
Interest rate	8.00%						8.00%
Gross proceeds from notes payable	400,000
Maturity date	May 07, 2016
Description of types of equity security converted	The unpaid outstanding balance may be converted at the option of the investor at the lesser of (i) a rate of one (1) share of our restricted common stock for each $0.15, or (ii) sixty-five percent (65%) of the average of the lowest three trade prices in the ten (10) days prior to conversion
Number of common stock issued for repayment of notes	246,305
Subsequent Event [Member] | GEL Properties Convertible Note Payable [Member]
Number of common stock issued for repayment of notes	109,810
Subsequent Event [Member] | LG Capital Fund Convertible Note Payable [Member]
Number of common stock issued for repayment of notes	105,281
Subsequent Event [Member] | 7% Note Payable [Member]
Number of common stock issued for repayment of notes	489,171
Number of common stock issued for repayment of notes,value	50,000
Subsequent Event [Member] | Financing Arrangement [Member] | Kennedy [Member]
Proceeds from financing			110,000
Interest rate			7.00%			7.00%
Warrants outstanding			100,000			100,000
Warrant exercise price			0.01			0.01
Warrant term			18 months			18 months
Subsequent Event [Member] | Hanover Holdings I, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			250,000
Interest rate			12.00%			12.00%
Restricted stock purchase price			$ 0.15223			$ 0.15223
Subsequent Event [Member] | United Fleet FInancing, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			110,000
Interest rate			15.00%			15.00%
Warrants outstanding			800,000			800,000
Warrant term			5 years			5 years
Maturity date			Feb. 28, 2014
Subsequent Event [Member] | United Fleet FInancing, LLC [Member] | Financing Arrangement [Member] | Common Stock [Member]
Warrant exercise price			0.55			0.55
Subsequent Event [Member] | United Fleet FInancing, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			500,000
Interest rate			15.00%			15.00%
Warrants outstanding			1,428,571			1,428,571
Warrant exercise price			0.35			0.35
Subsequent Event [Member] | JMJ Financial [Member] | Financing Arrangement [Member]
Proceeds from financing			150,000
Interest rate			12.00%			12.00%
Restricted stock purchase price			$ 0.23			$ 0.23
Restricted stock purchase price, as a percentage of lowest trade price			60.00%			60.00%
Maturity date			Feb. 06, 2016
Subsequent Event [Member] | Vista Capital Investments [Member] | Financing Arrangement [Member]
Proceeds from financing			55,000
Interest rate			10.00%			10.00%
Restricted stock purchase price			$ 0.35			$ 0.35
Restricted stock purchase price, as a percentage of lowest trade price			70.00%			70.00%
Maturity date			Feb. 11, 2015
Subsequent Event [Member] | LG Capital Funding, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			50,000
Interest rate			8.00%			8.00%
Restricted stock purchase price, as a percentage of lowest trade price			55.00%			55.00%
Repayments of Notes Payable			65,000
Maturity date			Feb. 20, 2015
Subsequent Event [Member] | Typenex Co-Investment, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			200,000
Interest rate			10.00%			10.00%
Restricted stock purchase price			$ 0.27			$ 0.27
Restricted stock purchase price, as a percentage of lowest trade price			70.00%			70.00%
Maturity date			Oct. 27, 2015
Subsequent Event [Member] | Union Capital, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			50,000
Interest rate			8.00%			8.00%
Restricted stock purchase price, as a percentage of lowest trade price			55.00%			55.00%
Repayments of Notes Payable			67,800
Maturity date			Feb. 20, 2015
Subsequent Event [Member] | GEL Properties, LLC [Member] | Financing Arrangement [Member]
Proceeds from financing			50,000
Interest rate			8.00%			8.00%
Restricted stock purchase price, as a percentage of lowest trade price			55.00%			55.00%
Repayments of Notes Payable			52,500
Maturity date			Feb. 20, 2015
Subsequent Event [Member] | Asher Enterprises, Inc [Member] | Financing Arrangement [Member]
Proceeds from financing			$ 78,500
Interest rate			8.00%			8.00%
Restricted stock purchase price, as a percentage of lowest trade price			69.00%			69.00%
Maturity date			Nov. 12, 2014

[1]	This note was settled subsequent to year end. See Note 18.